Defined benefit plans (Detail 8) - yr	Dec. 31, 2023	Dec. 31, 2022
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	21.8	21.7
Life expectancy at age 65 for a female member currently	23.5	23.5
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.5	23.4
Life expectancy at age 65 for a female member currently	25.1	25.1
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	22.2	23.5
Life expectancy at age 65 for a female member currently	24.0	25.0
UK | aged 65 | Mortality table UK | Credit Suisse
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.1
Life expectancy at age 65 for a female member currently	24.7
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.4	24.6
Life expectancy at age 65 for a female member currently	25.7	26.4
UK | aged 45 | Mortality table UK | Credit Suisse
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	24.3
Life expectancy at age 65 for a female member currently	26.1
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	22.0	22.0
Life expectancy at age 65 for a female member currently	23.5	23.4
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.4	23.3
Life expectancy at age 65 for a female member currently	24.8	24.8
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	20.8	20.6
Life expectancy at age 65 for a female member currently	24.2	24.0
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Line Items]
Life expectancy at age 65 for a male member currently	23.5	23.4
Life expectancy at age 65 for a female member currently	26.4	26.3